Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of net sales disaggregated by products	The net sales disaggregated by products for the three months period ended March 31, 2022 and 2023 and nine months period ended March 31, 2022 and 2023 were as follows:
	Three months ended March 31,		Nine months ended March 31,
Net sales by product	2022	2023	2022	2023
Tobacco vaping products	$11,368,324	$16,546,587	$50,306,347	59,555,046
Cannabis vaping products	7,645,825	7,589,710	15,941,160	23,421,700
Total	$19,014,149	$24,136,297	$66,247,507	82,976,746

	Years ended June 30,
Net sales by products branded	2021	2022
Aspire - tobacco	$61,270,660	$68,116,810
Ispire - cannabis	2,144,123	19,978,608
Total	$63,414,783	$88,095,418

Schedule of estimated useful lives
Estimated Useful Life
Office and other equipment	3 - 5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful life of the assets

Schedule of translations of amounts from HKD into USD
	At June 30,
	2021	2022
Consolidated balance sheets:
HKD to $1.00	7.7638	7.8478

Consolidated statements of operations and comprehensive income:
HKD to $1.00	7.7562	7.8045

Schedule of major customers, who accounted for more than 10% of the Company’s consolidated revenue
	Year Ended June 30,
	2021	2022
Major Customers
A	51%	39%
	Year Ended June 30,
	2021	2022
Major Suppliers
B(1)	99%	99%
(1)	Major supplier B is Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chief executive officer and principal stockholder. See Note 12.